Acquisition - Pro Forma Information (Details) (DeviceFidelity, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
DeviceFidelity
Pro forma information
Revenues	$ 855,631	$ 1,129,653	$ 1,963,064	$ 1,619,330
Net Loss	$ (5,157,549)	$ (5,355,771)	$ (13,010,125)	$ (15,431,101)
Basic and diluted net loss per common share	$ (0.33)	$ (0.99)	$ (1.36)	$ (1.54)
Weighted average shares - basic and diluted	15,545,567	9,994,585	9,536,535	9,994,585